Related Party Convertible Promissory Notes - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 18, 2014	Oct. 31, 2014	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument, percentage of share price							75.00%
Debt instrument, interest expense					$ 1,000	$ 388,000	$ 4,130,394	$ 2,860,267
Convertible preferred stock warrants, Fair Value	$ 1,220,719							1,464,877
Beneficial conversion feature related to convertible promissory notes							1,723,984
Amortization of debt discount							4,128,863	2,860,267
IPO [Member] | Minimum [Member]
Debt Instrument [Line Items]
Estimated volatility rate	61.00%
Estimated liquidity term	4 years 6 months
Estimated risk-free interest rate	1.50%
IPO [Member] | Maximum [Member]
Debt Instrument [Line Items]
Estimated volatility rate	71.20%
Estimated liquidity term	7 years 6 months
Estimated risk-free interest rate	2.09%
2010 and 2012 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible promissory notes							$ 10,200,413
Debt instrument, interest rate							12.00%
Debt instrument, interest expense							$ 1,416,554	2,860,267
Convertible preferred stock warrants, Fair Value	$ 1,217,808							$ 1,422,433
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member]
Debt Instrument [Line Items]
Aggregate principal amount and accrued interest outstanding	$ 15,410,110
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares	3,165,887						3,165,887
Convertible promissory notes, conversion price	$ 4.87
Debt instrument, percentage of share price	75.00%
2014 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible promissory notes		$ 493,407	$ 249,693	$ 1,747,681
Debt instrument, interest rate		2.00%	2.00%	2.00%
Beneficial conversion feature related to convertible promissory notes		$ 239,872	$ 136,705	$ 1,347,406
Debt instrument, interest expense	$ 21,348
Amortization of debt discount	835,509
2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt Instrument [Line Items]
Principal amount of convertible promissory notes	$ 2,512,119
Convertible promissory notes converted into units/shares	552,105
Convertible promissory notes, conversion price		$ 4.55	$ 4.55	$ 4.55
Debt instrument, percentage of share price		70.00%	70.00%	70.00%
Amortization of debt discount							$ 1,855,452
IPO price per unit	$ 6.50
2014 Convertible Promissory Notes [Member] | IPO [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares							552,105
2014 Convertible Promissory Notes [Member] | Warrants to purchase preferred stock, issued with convertible notes [Member]
Debt Instrument [Line Items]
Convertible promissory notes, conversion price		$ 16.20	$ 16.20	$ 16.20
Debt instrument, percentage of share price		75.00%	75.00%	75.00%
Debt instrument, percentage of unpaid principal		25.00%	25.00%	25.00%
Convertible preferred stock warrants, Fair Value		$ 253,535	$ 113,295	$ 600,148
Warrant expiration term		10 years	10 years	10 years
2014 Convertible Promissory Notes [Member] | Warrants to purchase preferred stock, issued with convertible notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Estimated volatility rate		35.00%	35.00%	35.00%
Estimated liquidity term		1 year	1 year 3 months	1 year 6 months
Estimated risk-free interest rate		0.20%	0.20%	0.20%
2014 Convertible Promissory Notes [Member] | Warrants to purchase preferred stock, issued with convertible notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Estimated volatility rate		60.00%	60.00%	60.00%
Estimated liquidity term		5 years	5 years	5 years
Estimated risk-free interest rate		2.26%	2.26%	2.60%
2014 Convertible Promissory Notes [Member] | Shares of common stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares	552,105
2014 Convertible Promissory Notes [Member] | Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares	552,105
2014 Convertible Promissory Notes [Member] | Series B Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares	552,105